SUBSEQUENT EVENTS (Details)		1 Months Ended
	Jan. 12, 2012 VMF Shenzhen	Apr. 30, 2014 Subsequent event VMF Shenzhen Vimicro Tianshi USD ($)	Jan. 31, 2014 Subsequent event VMF Shenzhen Vimicro Tianshi USD ($)	Mar. 31, 2014 Subsequent event Vimicro Jiangsu Jiangsu International Economic Technology Cooperation Group Co. Ltd. USD ($)	Mar. 31, 2014 Subsequent event Vimicro Jiangsu Jiangsu International Economic Technology Cooperation Group Co. Ltd. CNY
SUBSEQUENT EVENTS
Cash consideration of transfer of equity interest		$ 1,200,000	$ 3,800,000
Equity interest (as a percent)	100.00%
Total consideration under the contract				$ 42,900,000	259,600,000
Progress payment as a percentage of the price for the then completed portion of the construction project				75.00%	75.00%
Percentage completion of finishing work and installation considered for progress payment				50.00%	50.00%
Period for payment of the difference between 95% of the approved construction price and the total amount the entity has paid through progress payments				14 days	14 days
Percentage of the approved construction price considered for the payment of construction consideration				95.00%	95.00%
Percentage of the remaining construction price to be retained as a quality assurance fund				5.00%	5.00%
Period for which the remaining construction price can be retained as a quality assurance fund				2 years	2 years